INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Components of Income Tax Expense
The components of income tax expense from our wholly owned operations and investments and our controlling interest in CIAC and joint ventures with Carrier are as follows:

Years Ended December 31,	2021	2020	2019
Current:
U.S. Federal	$91,162	$58,895	$48,359
State	20,703	12,909	9,362
Foreign	10,993	4,779	8,078

	122,858	76,583	65,799

Deferred:
U.S. Federal	6,434	218	2,603
State	1,374	21	446
Foreign	(1,869)	(199)	(1,771)

	5,939	40	1,278

Income tax expense	$128,797	$76,623	$67,077

Reconciliation of Effective Income Tax Rate
Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2021	2020	2019
U.S. federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit and other	3.5	3.3	2.8
Excess tax benefits from share-based compensation	(1.7)	(2.1)	(1.8)
Tax effects on foreign income	0.4	0.3	0.5
GILTI	—	—	(0.1)
FDII	(0.1)	—	—
Change in valuation allowance	0.8	—	—
Tax credits and other	(0.5)	(0.5)	(1.2)

Effective income tax rate attributable to Watsco, Inc.	23.4	22.0	21.2
Taxes attributable to non-controlling interest	(2.9)	(2.8)	(2.7)

Effective income tax rate	20.5%	19.2%	18.5%

Significant Components of Net Deferred Tax Liabilities
The following is a summary of the significant components of our net deferred tax liabilities:

December 31,	2021	2020
Deferred tax assets:
Share-based compensation	$30,854	$27,223
Capitalized inventory costs and inventory adj u stments	3,449	3,189
Allowance for doubtful accounts	1,328	949
Self-insurance reserves	1,027	518
Other	6,081	5,090
Net operating loss carryforwards	3,959	2,930

	46,698	39,899
Valuation allowanc e	(5,107)	(668)

Total deferred tax assets	41,591	39,231

Deferred tax liabilities:
Deductible goodwill	(82,704)	(78,288)
Depreciation	(18,744)	(16,441)
Other	(8,794)	(7,050)

Total deferred tax liabilities	(110,242)	(101,779)

Net deferred tax liabilities (1)	$(68,651)	$(62,548)

(1)	Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Changes in Gross Unrecognized Tax Benefits
The changes in gross unrecognized tax benefits were as follows:

Balance at December 31, 2018	$4,902
Additions based on tax positions related to the current year	1,027
Reductions due to lapse of applicable statute of limitations	(562)

Balance at December 31, 2019	5,367
Additions based on tax positions related to the current year	1,911
Reductions due to lapse of applicable statute of limitations	(773)

Balance at December 31, 2020	6,505
Additions based on tax positions related to the current year	1,143
Reductions due to lapse of applicable statute of limitations	(921)

Balance at December 31, 2021	$6,727